UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		8 Months Ended	9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Dec. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Formation and operating costs		$ 1,254,482	$ 43,886	$ 241,834	$ 1,706,360	$ 50,293
Loss from operations		(1,254,482)	(43,886)	(241,834)	(1,706,360)	(50,293)
Other income:
Interest earned on investments held in Trust Account		577,662		10,543	792,937
Total other income		577,662		10,543	792,937
Net loss		$ (676,820)	$ (43,886)	$ (231,291)	$ (913,423)	$ (50,293)
Class A Common Stock Subject to Redemption
Other income:
Weighted-average shares outstanding		11,500,000			11,500,000
Basic and diluted net income per share		$ (0.05)			$ (0.06)
Class A And B Common Stock Not Subject to Redemption [Member]
Other income:
Weighted-average shares outstanding	[1]	2,990,000	2,500,000		2,990,000
Basic and diluted net income per share		$ (0.05)	$ (0.02)		$ (0.06)

[1]	As of September 30, 2021, the over-allotment option was not exercised, hence the weighted average shares outstanding for the three months ended September 30, 2021 and for the period from April 16, 2021(inception) through September 30, 2021 exclude an aggregate of up to 375,000 Class B ordinary shares subject to forfeiture.